Other employee benefits (Schedule of changes in fair value of assets of other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Employer contributions	$ 3,196	$ 2,215
Benefits paid	(3,196)	(2,215)
Closing fair value of assets	$ 0	$ 0